RISK MANAGEMENT (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Stress Analysis Trading Portfolio At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 191,803	R$ 124,714
Stress Analysis Trading Portfolio Average In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	143,694	238,134
Stress Analysis Trading Portfolio Minimum In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	51,893	98,257
Stress Analysis Trading Portfolio Maximum In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 354,628	R$ 473,851